Issued Capital-Schedule of Business Combination (Details) - Business Combination [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Number of shares [Member] | Class A [Member]
Issued Capital-Schedule of Business Combination [Line Items]
Issuance of shares to AOI shareholders, shares	18,646,643	18,646,643	18,646,643
Issuance of shares to SPAC shareholders, shares	124,768	124,768	124,768
Issuance of shares to SPAC Founders, shares	2,666,900	2,666,900	2,666,900
Conversion of JSKS Loan , shares	4,452,479	4,452,479
Conversion of convertible notes, shares	792,023	371,957	150,000
Issuance of shares in exchange for advisory services, shares	694,391	694,391	694,391
Conversion of convertible notes, shares	941,400	941,400	941,400
Issuance of commitment fee shares-Arena, shares	1,750,000
Issuance of shares to PIPE shareholders, shares	18,800,000
Total shares	48,868,604	27,898,538	23,224,102
Issued Capital [Member]
Issued Capital-Schedule of Business Combination [Line Items]
Issuance of shares to AOI shareholders	$ 2,860	$ 2,860	$ 2,860
Issuance of shares to SPAC shareholders	19	19	19
Issuance of shares to SPAC Founders	409	409	409
Conversion of JSKS Loan	445	445
Conversion of convertible notes	108	45	23
Issuance of shares in exchange for advisory services	107	107	107
Conversion of convertible notes	144	144	144
Issuance of commitment fee shares-Arena	261
Issuance of shares to PIPE shareholders	2,628
Issued capital	6,981	4,029	3,562
Share Premium [Member]
Issued Capital-Schedule of Business Combination [Line Items]
Issuance of shares to AOI shareholders	2,579,627	2,579,627	2,579,627
Issuance of shares to SPAC shareholders	3,024,191	3,024,191	3,024,191
Issuance of shares to SPAC Founders	(5,791,835)	(5,791,835)	(5,791,835)
Conversion of JSKS Loan	4,998,067	4,998,067
Conversion of convertible notes	2,904,266	2,530,804	2,300,590
Issuance of shares in exchange for advisory services	(107)	(107)	(107)
Conversion of convertible notes	(144)	(144)	(144)
Issuance of convertible note – equity component	140,495	140,495	140,495
Recapitalizations costs	16,126,854	16,126,854	16,126,854
Issuance of commitment fee shares-Arena	1,867,361
Issuance of shares to PIPE shareholders	398,530
Subtotal	26,247,305	23,607,952	18,379,671
Less:
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)	(1,315,013)	(1,315,013)
Total share premium	$ 24,932,292	$ 22,292,939	$ 17,064,658